Revenues	6 Months Ended
Jun. 30, 2023
Revenues

13.  Revenues

The following table presents revenue disaggregated by type:

	Six Months Ended June 30, 2023
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Goods—Marketed Products	39,808	—	39,808
Goods—Distribution	—	173,691	173,691
Services—Commercialization—Marketed Products	25,359	—	25,359
—Collaboration Research and Development	28,718	—	28,718
—Research and Development	246	—	246
Royalties	14,982	—	14,982
Licensing	250,070	—	250,070
	359,183	173,691	532,874

Third parties	358,937	169,439	528,376
Related parties (Note 15(i))	246	4,252	4,498
	359,183	173,691	532,874

	Six Months Ended June 30, 2022
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Goods—Marketed Products	27,592	—	27,592
Goods—Distribution	—	110,978	110,978
Services—Commercialization—Marketed Products	21,594	—	21,594
—Collaboration Research and Development	12,335	—	12,335
—Research and Development	263	—	263
Royalties	14,331	—	14,331
Licensing	14,954	—	14,954
	91,069	110,978	202,047

Third parties	90,806	109,340	200,146
Related parties (Note 15(i))	263	1,638	1,901
	91,069	110,978	202,047

The following table presents liability balances from contracts with customers:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	51,232	11,817
Current—Other Ventures segment (note (b))	1,032	1,530
	52,264	13,347
Non-current—Oncology/Immunology segment (note (a))	97,176	190
Total deferred revenue (note (c) and (d))	149,440	13,537

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to invoiced amounts for unamortized upfront and milestone payments, royalties where the customer has not yet completed the in-market sale and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Not later than 1 year	52,264	13,347
Between 1 to 2 years	33,756	150
Between 2 to 3 years	36,355	40
Between 3 to 4 years	20,292	—
Later than 4 years	6,773	—
	149,440	13,537

(d)	As at January 1, 2023, deferred revenue was US$13.5 million, of which US$8.5 million was recognized during the six months ended June 30, 2023.

License and collaboration agreement with Takeda Pharmaceutical

On January 23, 2023, the Group and Takeda Pharmaceuticals International AG entered into an exclusive out-licensing agreement (the “Takeda Agreement”) to further the global development, commercialization and manufacturing of Fruquintinib in territories outside of Mainland China, Hong Kong and Macau (the “Territory”). Under the terms of the Takeda Agreement, the Group is entitled to receive a series of payments up to US$1.13 billion, including upfront, regulatory, development and commercial sales milestone payments, plus royalties on net sales in the Territory. During the six months ended June 30, 2023, the Group has received $400 million upfront payment.

The Takeda Agreement has the following material performance obligations: (1) the licenses for the development and commercialization of Fruquintinib in the Territory and the manufacture of Fruquintinib for use in the Territory, (2) services for research and development of ongoing clinical trials, regulatory submissions and manufacturing technology transfer and (3) manufacturing supply.

The transaction price for these performance obligations includes the upfront payment, service cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it becomes probable that a significant reversal of revenue would not occur, which is generally when the criteria to receive the milestone are achieved. Manufacturing sales are variable consideration and were not included in the transaction price at inception as regulatory approval had not been achieved.

The allocation of the transaction price to each performance obligation was based on the relative standalone selling price of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the licenses, and other performance obligations were 62% and 38% respectively.

Control of the licenses to Fruquintinib was transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, services are performed over the term of the Takeda Agreement and amounts allocated are recognized over time using a percentage-of-completion method and manufacturing supply is recognized at a point in time when the control of the goods is transferred. Royalties are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

Revenue recognized under the Takeda Agreement is as follows:

Six Months Ended
June 30, 2023
(in US$’000)
Licensing—from upfront payment	250,070
Services—collaboration research and development—from deferred upfront payment	8,615
Services—collaboration research and development—cost reimbursements	10,372
269,057